BORROWINGS - Long-term bank borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Outstanding borrowings	¥ 20,879,140	¥ 16,468,489
Current portion according to the repayment schedule	6,526,268	2,426,643
Long-term portion	¥ 14,352,872	¥ 14,041,846
Weighted average interest rates	2.77%	2.68%
2-year
BORROWINGS
Borrowing Term	2 years	2 years
Outstanding borrowings	¥ 4,721,042	¥ 3,082,350
Current portion according to the repayment schedule	2,610,720	732,246
Long-term portion	¥ 2,110,322	¥ 2,350,104
Weighted average interest rates	2.76%	2.27%
3-year
BORROWINGS
Borrowing Term	3 years	3 years
Outstanding borrowings	¥ 9,304,920	¥ 7,164,390
Current portion according to the repayment schedule	2,458,520	889,640
Long-term portion	¥ 6,846,400	¥ 6,274,750
Weighted average interest rates	2.90%	2.72%
4-year
BORROWINGS
Borrowing Term	4 years	4 years
Outstanding borrowings	¥ 1,218,325	¥ 244,300
Current portion according to the repayment schedule	381,450	87,475
Long-term portion	¥ 836,875	¥ 156,825
Weighted average interest rates	3.29%	2.25%
5-year
BORROWINGS
Borrowing Term	5 years	5 years
Outstanding borrowings	¥ 1,213,832	¥ 1,587,901
Current portion according to the repayment schedule	367,369	376,612
Long-term portion	¥ 846,463	¥ 1,211,289
Weighted average interest rates	2.94%	2.53%
6-year
BORROWINGS
Borrowing Term	6 years	6 years
Outstanding borrowings	¥ 893,490	¥ 799,489
Current portion according to the repayment schedule	220,891	87,039
Long-term portion	¥ 672,599	¥ 712,450
Weighted average interest rates	2.55%	2.83%
7-year
BORROWINGS
Borrowing Term	7 years	7 years
Outstanding borrowings	¥ 2,312,412	¥ 2,522,591
Current portion according to the repayment schedule	432,748	210,171
Long-term portion	¥ 1,879,664	¥ 2,312,420
Weighted average interest rates	2.79%	2.93%
8-year
BORROWINGS
Borrowing Term	8 years	8 years
Outstanding borrowings	¥ 641,786	¥ 669,690
Current portion according to the repayment schedule	27,903	27,904
Long-term portion	¥ 613,883	¥ 641,786
Weighted average interest rates	3.00%	3.31%
9-year
BORROWINGS
Borrowing Term	9 years	9 years
Outstanding borrowings	¥ 382,222	¥ 200,000
Current portion according to the repayment schedule	17,778	8,889
Long-term portion	¥ 364,444	¥ 191,111
Weighted average interest rates	3.26%	3.19%
10-year
BORROWINGS
Borrowing Term	10 years	10 years
Outstanding borrowings	¥ 191,111	¥ 197,778
Current portion according to the repayment schedule	8,889	6,667
Long-term portion	¥ 182,222	¥ 191,111
Weighted average interest rates	3.05%	3.04%